Cash And Cash Equivalents And Investments	12 Months Ended
Dec. 31, 2011
Cash And Cash Equivalents And Investments [Abstract]
Cash And Cash Equivalents And Investments

NOTE 4 — CASH AND CASH EQUIVALENTS AND INVESTMENTS

The following table summarizes our cash and cash equivalents and investments by balance sheet classification at the dates indicated (in thousands):

Classification on balance sheet	December 31
	2011		2010
	Amortized Cost	Fair Value (1)	Amortized Cost	Fair Value (1)
Cash and cash equivalents	$192,165	$192,165	$356,533	$356,533
Short-term investments	36,688	36,774	90,159	90,284
Long-term investments	24,964	24,832	45,271	45,466

Total cash and cash equivalents and investments	$253,817	$253,771	$491,963	$492,283

(1)	Please refer to Note 16 – Fair Value Measurements for details regarding fair value measurements.

The following table summarizes our investments by investment category at the dates indicated (in thousands):

	December 31, 2011
Investment category:	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale securities:
US treasury securities	$6,920	$1	$—	$6,921
US agency securities	5,526	25	—	5,551
Corporate notes/bonds	47,600	124	(196)	47,528
Certificates/term deposits	1,606	—	—	1,606

Total investments	$61,652	$150	$(196)	$61,606

	December 31, 2010
Investment category:	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale securities:
US treasury securities	$24,463	$48	$—	$24,511
US agency securities	35,331	61	(5)	35,387
Commercial paper	14,980	6	(2)	14,984
Corporate notes/bonds	50,969	214	(2)	51,181
Certificates/term deposits	9,687	—	—	9,687

Total investments	$135,430	$329	$(9)	$135,750

The average remaining maturities of the Company's short-term and long-term available-for-sale investments at December 31, 2011 were approximately 6 months and 20 months, respectively.

Interest income, included in Other (expense) income, net in the accompanying consolidated income statements, was $2.1 million, $2.4 million and $1.9 million for the years ended December 31, 2011, 2010 and 2009, respectively.